Equity Offering Sales Agreement (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 18, 2022	Dec. 31, 2022
Equity Offering Sales Agreement (Details) [Line Items]
Aggregate gross sales price	$ 15,970,800
Gross sales proceeds percentage		3.00%
Class A Common Stock [Member]
Equity Offering Sales Agreement (Details) [Line Items]
Common stock, par value	$ 0.0001